Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 02, 2013
Property, Plant and Equipment [Line Items]
Advances on newbuilding contracts and conversion costs	$ 1,706,500,000	$ 796,324,000
Condition for claiming depreciation vessel's estimated useful life	Commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time.
Depreciation and amortization	422,904,000	431,086,000	455,898,000
Amortization of vessels accounted for as capital leases	21,600,000	22,800,000	30,100,000
Interest costs capitalized to vessels and equipment	51,300,000	14,600,000	34,900,000
Asset retirement obligation	25,000,000	27,200,000
Other non-current assets	274,595,000	159,494,000
Public Subsidiaries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries	50.00%
Gp Of Teekay Lng And Teekay Offshore[Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries	100.00%
Teekay LNG [Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries	33.50%	35.30%
Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries	27.30%	29.30%
Interest of Company's general partner				2.00%
Teekay Offshore [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries		67.00%
Teekay Offshore [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries		50.00%
Teekay Tankers [Member]
Property, Plant and Equipment [Line Items]
Ownership interest in the subsidiaries	26.20%	25.10%
Teekay Tankers [Member] | Common Class B [Member]
Property, Plant and Equipment [Line Items]
Common Stock, maximum voting power	49.00%
Common stock number of votes per share	Five votes per share
Crude oil tanker [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Refined product tanker [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
FPSO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
FPSO [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Liquefied Natural Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	35 years
Liquefied Petroleum Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Excluding amortization of Drydocking expenditure [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	341,500,000	346,500,000	364,300,000
Dry docking activity [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Dry docking activity [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 6 months
Asset retirement obligation [Member]
Property, Plant and Equipment [Line Items]
Other non-current assets	6,800,000	7,500,000
Liquefied Gas Segment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	71,712,000	71,485,000	69,064,000
Liquefied Gas Segment [Member] | Direct Financing Lease [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4
Fso Segment [Member] | Direct Financing Lease [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	1
General Partner [Member] | Teekay LNG [Member]
Property, Plant and Equipment [Line Items]
Interest of Company's general partner	2.00%
General Partner [Member] | Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Interest of Company's general partner	2.00%
Reclassification to advances on newbuilding contracts and conversion costs [Member]
Property, Plant and Equipment [Line Items]
Advances on newbuilding contracts and conversion costs		$ 29,800,000